Average Annual Total Returns - Class G - iShares S&P 500 Index Fund - Class G Shares	Apr. 30, 2021
Average Annual Return:
1 Year	18.45%
5 Years	15.20%
10 Years	13.82%
After Taxes on Distributions
Average Annual Return:
1 Year	17.88%
5 Years	14.60%
10 Years	13.27%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.19%
5 Years	12.10%
10 Years	11.46%